Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of cost of sales

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Salaries and wages	(405.4)	(399.7)	(397.4)
Consumable stores	(392.2)	(400.8)	(397.4)
Utilities	(168.4)	(150.0)	(141.5)
Mine contractors	(851.5)	(715.9)	(658.0)
Other	(384.8)	(376.0)	(337.2)
Cost of sales before gold inventory change and amortisation and depreciation	(2,202.3)	(2,042.4)	(1,931.5)
Gold inventory change[1]	(14.0)	90.7	168.1
Cost of sales before amortisation and depreciation	(2,216.3)	(1,951.7)	(1,763.4)
Amortisation and depreciation	(627.4)	(795.3)	(844.3)
Total cost of sales	(2,843.7)	(2,747.0)	(2,607.7)
[1] Included in the gold inventory change for 2024 is a net realisable value adjustment to stockpiles of US$3.0 million (2023: US$33.8 million at Damang and 2022: US$nil)
at Cerro Corona.